                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4492
-------------------------------------------------------------------------------

                               MFS SERIES TRUST X
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000

-------------------------------------------------------------------------------
                       Date of fiscal year end: July 31*

-------------------------------------------------------------------------------
                    Date of reporting period: April 30, 2006

* This Form N-CSR pertains to the following series of the Registrant: MFS Emerging Markets Debt Fund, MFS New Endeavor Fund and MFS Strategic Value Fund.

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds
QUARTERLY PORTFOLIO HOLDINGS 04/30/06

MFS(R) STRATEGIC VALUE FUND

[graphic omitted]

                                                       M F S(R)
                                                       INVESTMENT MANAGEMENT(R)

MFS Strategic Value Fund
---------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (Unaudited) 04/30/2006
---------------------------------------------------------------------------------------------------------------------------

ISSUER                                                                                   SHARES/PAR             VALUE ($)
---------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 100.2%
---------------------------------------------------------------------------------------------------------------------------
ADVERTISING & BROADCASTING- 2.7%
---------------------------------------------------------------------------------------------------------------------------
CBS Corp., "B"                                                                             1,254,565         $   31,953,771
---------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES- 0.6%
---------------------------------------------------------------------------------------------------------------------------
Molson Coors Brewing Co.                                                                      97,570         $    7,206,520
---------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES- 12.2%
---------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                      1,060,768         $   52,953,539
---------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                                                    1,246,340             56,558,909
---------------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                                           448,410             32,047,863
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  141,560,311
---------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS- 5.5%
---------------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                                     1,042,330         $   39,222,878
---------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                    325,710             24,838,645
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   64,061,523
---------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE- 9.5%
---------------------------------------------------------------------------------------------------------------------------
Compuware Corp. (n)                                                                        3,100,630         $   23,812,838
---------------------------------------------------------------------------------------------------------------------------
Oracle Corp. (n)                                                                           2,065,400             30,134,186
---------------------------------------------------------------------------------------------------------------------------
Symantec Corp. (n)                                                                         3,450,940             56,526,397
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  110,473,421
---------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS- 5.4%
---------------------------------------------------------------------------------------------------------------------------
Dell, Inc. (n)                                                                             1,147,000         $   30,051,400
---------------------------------------------------------------------------------------------------------------------------
Sun Microsystems, Inc. (n)                                                                 6,559,920             32,799,600
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   62,851,000
---------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION- 3.2%
---------------------------------------------------------------------------------------------------------------------------
Masco Corp.                                                                                1,183,900         $   37,766,410
---------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES- 2.1%
---------------------------------------------------------------------------------------------------------------------------
Alberto-Culver Co.                                                                           137,700         $    6,192,369
---------------------------------------------------------------------------------------------------------------------------
Estee Lauder Cos., Inc., "A"                                                                 494,420             18,352,870
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   24,545,239
---------------------------------------------------------------------------------------------------------------------------
CONTAINERS- 4.1%
---------------------------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc. (n)                                                                   2,589,800         $   47,341,544
---------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT- 3.8%
---------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                    1,685,770         $   44,420,040
---------------------------------------------------------------------------------------------------------------------------
ELECTRONICS- 0.5%
---------------------------------------------------------------------------------------------------------------------------
Diebold, Inc.                                                                                148,000         $    6,297,400
---------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT- 4.5%
---------------------------------------------------------------------------------------------------------------------------
Apache Corp.                                                                                 330,400         $   23,471,616
---------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                           471,610             28,348,477
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   51,820,093
---------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS- 1.9%
---------------------------------------------------------------------------------------------------------------------------
Bowater, Inc.                                                                                823,270         $   22,450,573
---------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE- 1.9%
---------------------------------------------------------------------------------------------------------------------------
Saks, Inc. (n)                                                                               207,900         $    4,187,106
---------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                        407,830             18,364,585
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   22,551,691
---------------------------------------------------------------------------------------------------------------------------
INSURANCE- 5.2%
---------------------------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                               524,060         $   29,604,149
---------------------------------------------------------------------------------------------------------------------------
Conseco, Inc. (n)                                                                          1,228,990             31,031,998
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   60,636,147
---------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS- 1.5%
---------------------------------------------------------------------------------------------------------------------------
Mattel, Inc.                                                                               1,102,820         $   17,843,628
---------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES- 1.8%
---------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp. (n)                                                                 2,519,170         $   20,959,494
---------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT- 0.8%
---------------------------------------------------------------------------------------------------------------------------
Pall Corp.                                                                                   288,100         $    8,694,858
---------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM- 3.8%
---------------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp. (n)                                                                 16,442,700         $   43,737,582
---------------------------------------------------------------------------------------------------------------------------
OIL SERVICES- 4.7%
---------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                          431,940         $   26,439,047
---------------------------------------------------------------------------------------------------------------------------
Noble Corp.                                                                                  352,100             27,794,774
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   54,233,821
---------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS- 8.8%
---------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                          1,495,650         $   51,480,273
---------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                      1,052,620             51,231,015
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  102,711,288
---------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING- 1.0%
---------------------------------------------------------------------------------------------------------------------------
New York Times Co., "A"                                                                      478,200         $   11,854,578
---------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES- 2.5%
---------------------------------------------------------------------------------------------------------------------------
OfficeMax, Inc.                                                                              748,260         $   28,957,662
---------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES- 9.4%
---------------------------------------------------------------------------------------------------------------------------
Sprint Nextel Corp.                                                                        2,063,150         $   51,166,120
---------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                               1,781,965             58,858,304
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  110,024,424
---------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER- 2.8%
---------------------------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc.                                                             107,700         $    5,914,884
---------------------------------------------------------------------------------------------------------------------------
FPL Group, Inc.                                                                              659,900             26,132,040
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   32,046,924
---------------------------------------------------------------------------------------------------------------------------
    TOTAL COMMON STOCKS                                                                                      $1,166,999,942
---------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 0.2%
---------------------------------------------------------------------------------------------------------------------------
New Center Asset Trust, 4.82%, due 5/01/06 (y)                                           $ 2,607,000         $    2,607,000
---------------------------------------------------------------------------------------------------------------------------
    TOTAL INVESTMENTS                                                                                        $1,169,606,942
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (0.4)%                                                                          (4,295,853)
---------------------------------------------------------------------------------------------------------------------------
    NET ASSETS - 100.0%                                                                                      $1,165,311,089

(n)   Non-income producing security.
(y)   The rate shown represents an annualized yield at time of purchase.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS STRATEGIC VALUE FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 04/30/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                  $1,086,692,320
                                                                ==============
Gross unrealized appreciation                                   $  148,391,856
Gross unrealized depreciation                                      (65,477,234)
                                                                --------------
      Net unrealized appreciation (depreciation)                $   82,914,622
                                                                ==============

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS(R) Mutual Funds


QUARTERLY PORTFOLIO HOLDINGS 04/30/06

MFS(R) NEW ENDEAVOR FUND

[graphic omitted]


                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS NEW ENDEAVOR FUND
PORTFOLIO OF INVESTMENTS (Unaudited) 04/30/2006

ISSUER                                                                                    SHARES/PAR            VALUE ($)
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 101.5%
-------------------------------------------------------------------------------------------------------------------------
ADVERTISING & BROADCASTING- 0.7%
-------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                                     108,384         $  2,297,741
-------------------------------------------------------------------------------------------------------------------------
AEROSPACE- 1.1%
-------------------------------------------------------------------------------------------------------------------------
KVH Industries, Inc. (n)                                                                     317,400         $  3,427,920
-------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE- 0.8%
-------------------------------------------------------------------------------------------------------------------------
Harman International Industries, Inc.                                                         28,360         $  2,495,396
-------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES- 9.9%
-------------------------------------------------------------------------------------------------------------------------
BankAtlantic Bancorp, Inc.                                                                   225,800         $  3,368,936
-------------------------------------------------------------------------------------------------------------------------
BankUnited Financial Corp., "A"                                                              140,998            4,327,229
-------------------------------------------------------------------------------------------------------------------------
Commerce Bancorp, Inc.                                                                       108,471            4,375,720
-------------------------------------------------------------------------------------------------------------------------
Investors Financial Services Corp.                                                            99,190            4,747,233
-------------------------------------------------------------------------------------------------------------------------
Marshall & Ilsley Corp.                                                                       51,217            2,341,641
-------------------------------------------------------------------------------------------------------------------------
Nelnet, Inc., "A" (n)                                                                         37,460            1,457,194
-------------------------------------------------------------------------------------------------------------------------
New York Community Bancorp, Inc.                                                             202,290            3,481,411
-------------------------------------------------------------------------------------------------------------------------
Placer Sierra Bancshares                                                                      59,700            1,585,035
-------------------------------------------------------------------------------------------------------------------------
Signature Bank (n)                                                                            92,244            3,262,670
-------------------------------------------------------------------------------------------------------------------------
Zions Bancorporation                                                                          29,037            2,410,942
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 31,358,011
-------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY- 1.8%
-------------------------------------------------------------------------------------------------------------------------
Gen-Probe, Inc. (n)                                                                           30,265         $  1,618,270
-------------------------------------------------------------------------------------------------------------------------
ImClone Systems, Inc. (n)                                                                     40,320            1,455,552
-------------------------------------------------------------------------------------------------------------------------
Keryx Biopharmaceuticals, Inc. (n)                                                            82,656            1,407,632
-------------------------------------------------------------------------------------------------------------------------
Neurochem, Inc. (n)                                                                           48,453              700,146
-------------------------------------------------------------------------------------------------------------------------
Theravance, Inc. (n)                                                                          19,182              538,247
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  5,719,847
-------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS- 6.3%
-------------------------------------------------------------------------------------------------------------------------
Affiliated Managers Group, Inc. (n)                                                           44,354         $  4,493,060
-------------------------------------------------------------------------------------------------------------------------
Calamos Asset Management, Inc.                                                                84,180            3,262,817
-------------------------------------------------------------------------------------------------------------------------
Chicago Mercantile Exchange Holdings, Inc.                                                     8,105            3,712,090
-------------------------------------------------------------------------------------------------------------------------
Eaton Vance Corp.                                                                            108,535            3,089,991
-------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                                              26,184            3,102,280
-------------------------------------------------------------------------------------------------------------------------
Waddell & Reed Financial, Inc., "A"                                                          105,174            2,473,692
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 20,133,930
-------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES- 3.2%
-------------------------------------------------------------------------------------------------------------------------
Corporate Executive Board Co.                                                                 23,782         $  2,547,766
-------------------------------------------------------------------------------------------------------------------------
Equinix, Inc. (n)                                                                            115,300            7,598,270
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 10,146,036
-------------------------------------------------------------------------------------------------------------------------
CHEMICALS- 2.3%
-------------------------------------------------------------------------------------------------------------------------
Nalco Holding Co. (n)                                                                        380,001         $  7,163,019
-------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE- 3.9%
-------------------------------------------------------------------------------------------------------------------------
McAfee, Inc. (n)                                                                             154,800         $  4,038,732
-------------------------------------------------------------------------------------------------------------------------
MicroStrategy, Inc., "A" (n)                                                                  29,147            2,732,240
-------------------------------------------------------------------------------------------------------------------------
TIBCO Software, Inc. (n)                                                                     666,886            5,748,557
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 12,519,529
-------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION- 1.2%
-------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.                                                                             77,931         $  2,339,489
-------------------------------------------------------------------------------------------------------------------------
Sherwin-Williams Co.                                                                          31,939            1,626,973
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  3,966,462
-------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES- 4.3%
-------------------------------------------------------------------------------------------------------------------------
Brink's Co.                                                                                   75,107         $  3,815,436
-------------------------------------------------------------------------------------------------------------------------
Estee Lauder Cos., Inc., "A"                                                                  26,770              993,702
-------------------------------------------------------------------------------------------------------------------------
ITT Educational Services, Inc. (n)                                                            53,658            3,409,966
-------------------------------------------------------------------------------------------------------------------------
Monster Worldwide, Inc. (n)                                                                   57,676            3,310,602
-------------------------------------------------------------------------------------------------------------------------
Scotts Miracle-Gro Co.                                                                        46,533            2,059,551
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 13,589,257
-------------------------------------------------------------------------------------------------------------------------
CONTAINERS- 3.6%
-------------------------------------------------------------------------------------------------------------------------
Crown Holdings, Inc. (n)                                                                     384,946         $  6,170,684
-------------------------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc. (n)                                                                     136,860            2,501,801
-------------------------------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp. (n)                                                            215,096            2,785,493
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 11,457,978
-------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT- 5.2%
-------------------------------------------------------------------------------------------------------------------------
Mettler-Toledo International, Inc. (n)                                                        52,310         $  3,389,688
-------------------------------------------------------------------------------------------------------------------------
MSC Industrial Direct Co., Inc., "A"                                                         144,866            7,512,751
-------------------------------------------------------------------------------------------------------------------------
W.W. Grainger, Inc.                                                                           72,269            5,558,931
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 16,461,370
-------------------------------------------------------------------------------------------------------------------------
ELECTRONICS- 6.9%
-------------------------------------------------------------------------------------------------------------------------
Cree, Inc. (n)                                                                                55,000         $  1,640,100
-------------------------------------------------------------------------------------------------------------------------
Kronos, Inc. (n)                                                                              71,000            3,240,440
-------------------------------------------------------------------------------------------------------------------------
SanDisk Corp. (n)                                                                             96,293            6,146,382
-------------------------------------------------------------------------------------------------------------------------
Tessera Technologies, Inc. (n)                                                               123,066            3,946,727
-------------------------------------------------------------------------------------------------------------------------
Volterra Semiconductor Corp. (n)                                                             216,760            3,561,367
-------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                                 117,041            3,238,524
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 21,773,540
-------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT- 1.9%
-------------------------------------------------------------------------------------------------------------------------
Southwestern Energy Co. (n)                                                                   66,520         $  2,396,050
-------------------------------------------------------------------------------------------------------------------------
Western Refining Co., LP                                                                     184,600            3,734,458
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  6,130,508
-------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED- 1.6%
-------------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp.                                                                            35,452         $  5,079,208
-------------------------------------------------------------------------------------------------------------------------
ENGINEERING - CONSTRUCTION- 0.5%
-------------------------------------------------------------------------------------------------------------------------
Pike Electric Corp. (n)                                                                       85,400         $  1,633,702
-------------------------------------------------------------------------------------------------------------------------
FOOD & NON ALCOHOLIC BEVERAGES- 0.7%
-------------------------------------------------------------------------------------------------------------------------
Diamond Foods, Inc.                                                                          112,310         $  2,133,890
-------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS- 0.7%
-------------------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc.                                                                   541,851         $  2,362,470
-------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING- 0.5%
-------------------------------------------------------------------------------------------------------------------------
WMS Industries, Inc. (n)                                                                      54,110         $  1,690,938
-------------------------------------------------------------------------------------------------------------------------
INSURANCE- 3.8%
-------------------------------------------------------------------------------------------------------------------------
Aspen Insurance Holdings Ltd.                                                                 75,046         $  1,827,370
-------------------------------------------------------------------------------------------------------------------------
Endurance Specialty Holdings Ltd.                                                            103,134            3,193,029
-------------------------------------------------------------------------------------------------------------------------
PartnerRe Ltd.                                                                                56,405            3,528,133
-------------------------------------------------------------------------------------------------------------------------
XL Capital Ltd., "A"                                                                          55,175            3,635,481
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 12,184,013
-------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS- 2.9%
-------------------------------------------------------------------------------------------------------------------------
THQ, Inc. (n)                                                                                182,552         $  4,678,808
-------------------------------------------------------------------------------------------------------------------------
Ubisoft Entertainment S.A. (n)                                                                90,518            4,484,435
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  9,163,243
-------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES- 0.6%
-------------------------------------------------------------------------------------------------------------------------
Healthcare Services Group, Inc.                                                               86,720         $  1,851,472
-------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT- 6.0%
-------------------------------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc. (n)                                                            118,320         $  5,513,712
-------------------------------------------------------------------------------------------------------------------------
Aspect Medical Systems, Inc. (n)                                                              64,551            1,837,122
-------------------------------------------------------------------------------------------------------------------------
Conceptus, Inc. (n)                                                                          317,112            4,357,119
-------------------------------------------------------------------------------------------------------------------------
Cyberonics, Inc. (n)                                                                          77,780            1,803,718
-------------------------------------------------------------------------------------------------------------------------
Millipore Corp. (n)                                                                           76,216            5,623,216
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 19,134,887
-------------------------------------------------------------------------------------------------------------------------
METALS & MINING- 0.9%
-------------------------------------------------------------------------------------------------------------------------
Inmet Mining Corp.                                                                            80,660         $  2,915,205
-------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION- 1.9%
-------------------------------------------------------------------------------------------------------------------------
AGL Resources, Inc.                                                                           83,095         $  2,939,901
-------------------------------------------------------------------------------------------------------------------------
Sempra Energy                                                                                 64,674            2,976,297
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  5,916,198
-------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE- 1.2%
-------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc.                                                                          171,570         $  3,762,530
-------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM- 3.8%
-------------------------------------------------------------------------------------------------------------------------
Extreme Networks, Inc. (n)                                                                   617,145         $  2,801,838
-------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc. (n)                                                                   198,039            3,659,761
-------------------------------------------------------------------------------------------------------------------------
NICE Systems Ltd., ADR (n)                                                                   100,600            5,512,880
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 11,974,479
-------------------------------------------------------------------------------------------------------------------------
OIL SERVICES- 5.9%
-------------------------------------------------------------------------------------------------------------------------
Dresser-Rand Group, Inc. (n)                                                                  65,400         $  1,633,038
-------------------------------------------------------------------------------------------------------------------------
National Oilwell Varco, Inc. (n)                                                              46,340            3,196,070
-------------------------------------------------------------------------------------------------------------------------
Noble Corp.                                                                                   92,336            7,289,004
-------------------------------------------------------------------------------------------------------------------------
Pride International, Inc. (n)                                                                 94,161            3,285,277
-------------------------------------------------------------------------------------------------------------------------
Smith International, Inc.                                                                     78,385            3,310,199
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 18,713,588
-------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS- 1.8%
-------------------------------------------------------------------------------------------------------------------------
Auxilium Pharmaceuticals, Inc. (n)                                                           132,789         $    956,081
-------------------------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc. (n)                                                       53,460            1,681,317
-------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., "A"                                                             98,297            3,232,005
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  5,869,403
-------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING- 0.9%
-------------------------------------------------------------------------------------------------------------------------
ADVO, Inc.                                                                                    98,625         $  2,795,033
-------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS- 0.5%
-------------------------------------------------------------------------------------------------------------------------
NuCO2, Inc. (n)                                                                               55,300         $  1,583,792
-------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES- 7.0%
-------------------------------------------------------------------------------------------------------------------------
A.C. Moore Arts & Crafts, Inc. (n)                                                           214,353         $  3,997,683
-------------------------------------------------------------------------------------------------------------------------
Aeropostale, Inc. (n)                                                                         55,471            1,703,514
-------------------------------------------------------------------------------------------------------------------------
Chico's FAS, Inc. (n)                                                                         77,170            2,859,920
-------------------------------------------------------------------------------------------------------------------------
Hot Topic, Inc. (n)                                                                          101,250            1,501,538
-------------------------------------------------------------------------------------------------------------------------
PETsMART, Inc.                                                                               154,838            4,282,819
-------------------------------------------------------------------------------------------------------------------------
Urban Outfitters, Inc. (n)                                                                   112,896            2,619,187
-------------------------------------------------------------------------------------------------------------------------
Williams-Sonoma, Inc.                                                                        123,550            5,173,039
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 22,137,700
-------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES- 0.5%
-------------------------------------------------------------------------------------------------------------------------
American Tower Corp., "A" (n)                                                                 46,848         $  1,599,391
-------------------------------------------------------------------------------------------------------------------------
TRUCKING- 2.5%
-------------------------------------------------------------------------------------------------------------------------
Old Dominion Freight Lines, Inc. (n)                                                         122,460         $  3,943,212
-------------------------------------------------------------------------------------------------------------------------
UTi Worldwide, Inc.                                                                          131,400            4,098,366
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  8,041,578
-------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER- 4.2%
-------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp. (n)                                                                         301,257         $  4,012,743
-------------------------------------------------------------------------------------------------------------------------
DTE Energy Co.                                                                                46,794            1,908,259
-------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc. (n)                                                                         155,896            7,419,091
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 13,340,093
-------------------------------------------------------------------------------------------------------------------------
    TOTAL COMMON STOCKS                                                                                      $322,523,357
-------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 0.8%
-------------------------------------------------------------------------------------------------------------------------
New Center Asset Trust, 4.82%, due 5/01/06 (y)                                           $ 2,655,000         $  2,655,000
-------------------------------------------------------------------------------------------------------------------------
    TOTAL INVESTMENTS                                                                                        $325,178,357
-------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (2.3)%                                                                        (7,348,073)
-------------------------------------------------------------------------------------------------------------------------
    NET ASSETS - 100.0%                                                                                      $317,830,284
-------------------------------------------------------------------------------------------------------------------------

(n) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:

ADR          American Depository Receipt.

See attached schedules.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS NEW ENDEAVOR FUND
SUPPLEMENTAL SCHEDULES/ (UNAUDITED) 04/30/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                   $ 295,517,488
                                                                 =============
Gross unrealized appreciation                                    $  36,615,718
Gross unrealized depreciation                                      (6,954,849)
                                                                 -------------
Net unrealized appreciation (depreciation)                       $  29,660,869
                                                                 =============


The aggregate cost above includes prior fiscal year end tax adjustments.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 04/30/06

MFS(R) EMERGING MARKETS DEBT FUND

[graphic omitted]


                                                      M F S(SM)
                                                      INVESTMENT MANAGEMENT (R)

MFS Emerging Markets Debt Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 04/30/2006

ISSUER                                                                                   SHARES/PAR          VALUE ($)
---------------------------------------------------------------------------------------------------------------------------
BONDS - 91.7%
---------------------------------------------------------------------------------------------------------------------------
FOREIGN BONDS- 91.0%
---------------------------------------------------------------------------------------------------------------------------
ALGERIA- 1.4%
---------------------------------------------------------------------------------------------------------------------------
Republic of Algeria, FRN, 5.8125%, 2006                                                  $    60,667         $       60,591
---------------------------------------------------------------------------------------------------------------------------
Republic of Algeria, FRN, 5.8125%, 2010                                                    2,807,466              2,800,448
---------------------------------------------------------------------------------------------------------------------------
                                                                                           2,861,039
---------------------------------------------------------------------------------------------------------------------------
ARGENTINA- 6.0%
---------------------------------------------------------------------------------------------------------------------------
Banco Hipotecario S.A., 9.75%, 2016 (a)                                                  $   600,000         $      609,000
---------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, FRN, 2.5458%, 2008                                              ARS 1,540,000                508,156
---------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, FRN, 4.889%, 2012                                                 $ 8,537,375              8,011,170
---------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, FRN, 2%, 2014                                                   ARS 1,848,000                619,999
---------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, 8.28%, 2033                                                       $ 1,994,007              1,984,036
---------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, 0%, 2035 (i)                                                        7,313,994                738,713
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   12,471,074
---------------------------------------------------------------------------------------------------------------------------
BRAZIL- 14.5%
---------------------------------------------------------------------------------------------------------------------------
Banco BMG S.A., 9.15%, 2016                                                              $   100,000         $      102,650
---------------------------------------------------------------------------------------------------------------------------
Banco BMG S.A., 9.15%, 2016 (a)                                                            1,235,000              1,267,727
---------------------------------------------------------------------------------------------------------------------------
Banco do Brasil S.A., 7.95%, 2049 (a)                                                        543,000                530,782
---------------------------------------------------------------------------------------------------------------------------
Banco do Estado de Banespa, 8.7%, 2010                                                       316,000                317,580
---------------------------------------------------------------------------------------------------------------------------
Banco do Estado de Sao Paulo S.A., 8.7%, 2049 (a)                                            941,000                945,705
---------------------------------------------------------------------------------------------------------------------------
Banco Nacional de Desenvolvi, FRN, 5.727%, 2008                                            3,075,000              3,032,719
---------------------------------------------------------------------------------------------------------------------------
Centrais Eletricas Brasileiras S.A., 7.75%, 2015 (a)                                         522,000                536,355
---------------------------------------------------------------------------------------------------------------------------
Cosan S.A. Industria e Comercio, 9%, 2009 (a)                                                314,000                334,410
---------------------------------------------------------------------------------------------------------------------------
Cosan S.A. Industria e Comercio, 9%, 2009                                                    270,000                287,550
---------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil CLN I, 0%, 2009 (a)                                      BRL 2,456,023              1,070,156
---------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil CLN II, 0%, 2009 (a)                                     BRL 1,153,055                502,417
---------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 7.875%, 2015                                              $ 2,356,000              2,537,412
---------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 8%, 2018                                                    4,405,000              4,781,627
---------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 8.875%, 2019                                                6,895,000              7,946,487
---------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 8.875%, 2024                                                2,544,000              2,906,520
---------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 8.25%, 2034                                                 1,968,000              2,140,200
---------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 11%, 2040                                                     638,000                821,425
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   30,061,722
---------------------------------------------------------------------------------------------------------------------------
BULGARIA- 0.3%
---------------------------------------------------------------------------------------------------------------------------
Republic of Bulgaria, 8.25%, 2015                                                        $   500,000         $      576,150
---------------------------------------------------------------------------------------------------------------------------
CHILE- 2.2%
---------------------------------------------------------------------------------------------------------------------------
Codelco, Inc., 5.625%, 2035 (a)                                                          $ 1,755,000         $    1,584,082
---------------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                           144,000                157,446
---------------------------------------------------------------------------------------------------------------------------
Enersis S.A., 7.375%, 2014                                                                 1,450,000              1,497,464
---------------------------------------------------------------------------------------------------------------------------
HQI Transelec Chile S.A., 7.875%, 2011                                                     1,212,000              1,292,993
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    4,531,985
---------------------------------------------------------------------------------------------------------------------------
CHINA- 0.2%
---------------------------------------------------------------------------------------------------------------------------
Sino-Forest Corp., 9.125%, 2011 (a)                                                      $   371,000         $      399,289
---------------------------------------------------------------------------------------------------------------------------
COLOMBIA- 3.2%
---------------------------------------------------------------------------------------------------------------------------
Republic of Colombia, FRN, 6.55%, 2015                                                   $ 5,391,000         $    5,668,820
---------------------------------------------------------------------------------------------------------------------------
Republic of Colombia, 8.125%, 2024                                                           917,000              1,020,162
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    6,688,982
---------------------------------------------------------------------------------------------------------------------------
CROATIA- 0.9%
---------------------------------------------------------------------------------------------------------------------------
Republic of Croatia, FRN, 5.625%, 2010                                                   $ 1,840,909         $    1,845,511
---------------------------------------------------------------------------------------------------------------------------
DOMINICAN REPUBLIC- 1.6%
---------------------------------------------------------------------------------------------------------------------------
Autopistas del Nordeste, 9.39%, 2026 (a)                                                 $ 1,231,878         $    1,244,197
---------------------------------------------------------------------------------------------------------------------------
Dominican Republic, 8.625%, 2027 (A)                                                       2,019,000              2,099,760
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    3,343,957
---------------------------------------------------------------------------------------------------------------------------
EGYPT- 0.8%
---------------------------------------------------------------------------------------------------------------------------
Arab Republic of Egypt, 8.75%, 2011                                                      $   750,000         $      840,000
---------------------------------------------------------------------------------------------------------------------------
Petroleum Export Peloil, 5.265%, 2011 (a)                                                    609,487                595,060
---------------------------------------------------------------------------------------------------------------------------
Petroleum Export Peloil, 5.265%, 2011                                                        147,456                143,966
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    1,579,026
---------------------------------------------------------------------------------------------------------------------------
EL SALVADOR- 1.4%
---------------------------------------------------------------------------------------------------------------------------
Republic of El Salvador, 8.25%, 2032                                                     $   843,000         $      910,440
---------------------------------------------------------------------------------------------------------------------------
Republic of El Salvador, 7.65%, 2035 (a)                                                   1,892,000              1,896,730
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    2,807,170
---------------------------------------------------------------------------------------------------------------------------
GUATEMALA- 1.0%
---------------------------------------------------------------------------------------------------------------------------
Republic of Guatemala, 8.125%, 2034 (a)                                                  $   741,000         $      816,952
---------------------------------------------------------------------------------------------------------------------------
Republic of Guatemala, 8.125%, 2034                                                        1,121,000              1,235,903
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    2,052,855
---------------------------------------------------------------------------------------------------------------------------
HONG KONG- 1.0%
---------------------------------------------------------------------------------------------------------------------------
Chaoda Modern Agriculture Holdings, 7.75%, 2010 (a)                                      $ 1,256,000         $    1,256,000
---------------------------------------------------------------------------------------------------------------------------
Hopson Development Holdings Ltd., 8.125%, 2012 (a)                                           741,000                768,787
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    2,024,787
---------------------------------------------------------------------------------------------------------------------------
INDONESIA- 3.0%
---------------------------------------------------------------------------------------------------------------------------
Adaro Finance B.V., 8.5%, 2010 (a)                                                       $   592,000         $      608,280
---------------------------------------------------------------------------------------------------------------------------
Arpeni Pratama Ocean Line PT, 8.75%, 2013 (a)                                                868,000                863,660
---------------------------------------------------------------------------------------------------------------------------
Excelcomindo Finance Co., 7.125%, 2013 (a)                                                   472,000                468,460
---------------------------------------------------------------------------------------------------------------------------
Republic of Indonesia, 7.25%, 2015                                                         1,029,000              1,057,298
---------------------------------------------------------------------------------------------------------------------------
Republic of Indonesia, 6.875%, 2017 (a)                                                    1,576,000              1,560,240
---------------------------------------------------------------------------------------------------------------------------
Republic of Indonesia, 8.5%, 2035                                                            974,000              1,071,400
---------------------------------------------------------------------------------------------------------------------------
Republic of Indonesia, 8.5%, 2035 (a)                                                        581,000                639,100
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    6,268,438
---------------------------------------------------------------------------------------------------------------------------
JAMAICA- 0.5%
---------------------------------------------------------------------------------------------------------------------------
Government of Jamaica, 10.625%, 2017                                                     $   904,000         $    1,045,476
---------------------------------------------------------------------------------------------------------------------------
KAZAKHSTAN- 1.8%
---------------------------------------------------------------------------------------------------------------------------
ATF Bank JSC, 9.25%, 2012                                                                $   333,000         $      343,823
---------------------------------------------------------------------------------------------------------------------------
Halyk Savings Bank, 8.125%, 2009                                                             130,000                134,225
---------------------------------------------------------------------------------------------------------------------------
Halyk Savings Bank, 8.125%, 2009 (a)                                                         200,000                206,500
---------------------------------------------------------------------------------------------------------------------------
Intergas Finance B.V., 6.875%, 2011 (a)                                                    1,135,000              1,146,350
---------------------------------------------------------------------------------------------------------------------------
Intergas Finance B.V., 6.875%, 2011                                                          100,000                101,000
---------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 7%, 2009                                                     644,000                645,610
---------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 8%, 2015                                                     286,000                286,000
---------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 8%, 2015 (a)                                                 268,000                268,000
---------------------------------------------------------------------------------------------------------------------------
Turanalem Finance B.V., 7.75%, 2013 (a)                                                      577,000                569,788
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    3,701,296
---------------------------------------------------------------------------------------------------------------------------
MALAYSIA- 0.1%
---------------------------------------------------------------------------------------------------------------------------
Petronas Capital Ltd., 7.875%, 2022                                                      $   155,000         $      180,027
---------------------------------------------------------------------------------------------------------------------------
MACAU- 0.6%
---------------------------------------------------------------------------------------------------------------------------
Galaxy Entertainment Co. Ltd., FRN, 9.655%, 2010 (a)                                     $   915,000         $      951,600
---------------------------------------------------------------------------------------------------------------------------
Galaxy Entertainment Co. Ltd., 9.875%, 2012 (a)                                              311,000                321,885
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    1,273,485
---------------------------------------------------------------------------------------------------------------------------
MEXICO- 12.0%
---------------------------------------------------------------------------------------------------------------------------
Axtel S.A. de C.V., 11%, 2013                                                            $   415,000         $      468,950
---------------------------------------------------------------------------------------------------------------------------
Cablemas S.A. de C.V., 9.375%, 2015 (a)                                                      972,000              1,042,470
---------------------------------------------------------------------------------------------------------------------------
Grupo Posadas S.A. de C.V., 8.75%, 2011                                                      308,000                319,550
---------------------------------------------------------------------------------------------------------------------------
Grupo Posadas S.A. de C.V., 8.75%, 2011 (a)                                                  162,000                168,075
---------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, FRN, 6.21%, 2010                                       1,208,000              1,236,992
---------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, FRN, 5.43%, 2012                                       1,116,000              1,116,000
---------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, FRN, 5.43%, 2012 (a)                                   2,090,000              2,090,000
---------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022                                           3,717,000              4,304,286
---------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 9.5%, 2027                                             3,335,000              4,172,085
---------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 6.625%, 2035                                           2,094,000              1,978,830
---------------------------------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 10.25%, 2007                                                               289,000                300,560
---------------------------------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 9.375%, 2012                                                               488,000                524,600
---------------------------------------------------------------------------------------------------------------------------
United Mexican States, 8.125%, 2019                                                        1,473,000              1,701,315
---------------------------------------------------------------------------------------------------------------------------
United Mexican States, 8%, 2022                                                            1,356,000              1,559,400
---------------------------------------------------------------------------------------------------------------------------
United Mexican States, 8.3%, 2031                                                          2,530,000              3,004,375
---------------------------------------------------------------------------------------------------------------------------
Urbi Desarrollos Urbanos S.A. de C.V., 8.5%, 2016 (a)                                        850,000                858,500
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   24,845,988
---------------------------------------------------------------------------------------------------------------------------
PANAMA- 1.0%
---------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2029                                                         $ 1,449,000         $    1,809,077
---------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 6.7%, 2036                                                               280,000                274,400
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    2,083,477
---------------------------------------------------------------------------------------------------------------------------
PERU- 0.9%
---------------------------------------------------------------------------------------------------------------------------
Republic of Peru, 5% to 2007, FRN to 2017                                                $ 1,847,810         $    1,764,659
---------------------------------------------------------------------------------------------------------------------------
PHILIPPINES- 5.7%
---------------------------------------------------------------------------------------------------------------------------
National Power Corp., FRN, 9.0238%, 2011                                                 $   971,000         $    1,072,846
---------------------------------------------------------------------------------------------------------------------------
Republic of Philippines, 9.375%, 2017                                                      3,314,000              3,856,667
---------------------------------------------------------------------------------------------------------------------------
Republic of Philippines, 9.875%, 2019                                                      1,535,000              1,845,838
---------------------------------------------------------------------------------------------------------------------------
Republic of Philippines, 9.5%, 2030                                                        3,246,000              3,842,453
---------------------------------------------------------------------------------------------------------------------------
Republic of Philippines, 7.75%, 2031                                                       1,240,000              1,249,300
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   11,867,104
---------------------------------------------------------------------------------------------------------------------------
RUSSIA- 13.5%
---------------------------------------------------------------------------------------------------------------------------
Alrosa Finance S.A., 8.875%, 2014                                                        $ 1,782,000         $    2,019,362
---------------------------------------------------------------------------------------------------------------------------
Aries Vermogensverwaltungs, 9.6%, 2014                                                     5,000,000              6,225,000
---------------------------------------------------------------------------------------------------------------------------
Evraz Securities S.A., 10.875%, 2009                                                         600,000                657,180
---------------------------------------------------------------------------------------------------------------------------
Gaz Capital S.A., 8.625%, 2034                                                             1,034,000              1,247,935
---------------------------------------------------------------------------------------------------------------------------
Gazprom International S.A., 7.201%, 2020                                                   2,276,000              2,364,536
---------------------------------------------------------------------------------------------------------------------------
Gazprom OAO, 9.625%, 2013                                                                  5,530,000              6,539,225
---------------------------------------------------------------------------------------------------------------------------
Gazprom OAO, 8.625%, 2034 (a)                                                                100,000                121,000
---------------------------------------------------------------------------------------------------------------------------
Mobile TeleSystems Finance S.A., 8.375%, 2010                                                635,000                657,225
---------------------------------------------------------------------------------------------------------------------------
Russian Federation, 3%, 2008                                                               4,504,000              4,267,990
---------------------------------------------------------------------------------------------------------------------------
Russian Federation, 11%, 2018                                                                440,000                622,820
---------------------------------------------------------------------------------------------------------------------------
Russian Standard Finance S.A., 7.5%, 2010 (a)                                                392,000                377,300
---------------------------------------------------------------------------------------------------------------------------
Russian Standard Finance S.A., 8.625%, 2011 (a)                                              641,000                641,000
---------------------------------------------------------------------------------------------------------------------------
VTB Capital S.A., 7.5%, 2011                                                               2,088,000              2,187,180
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   27,927,753
---------------------------------------------------------------------------------------------------------------------------
SOUTH AFRICA- 0.5%
---------------------------------------------------------------------------------------------------------------------------
Republic of South Africa, 7.375%, 2012                                                   $   920,000         $      983,250
---------------------------------------------------------------------------------------------------------------------------
SOUTH KOREA- 0.7%
---------------------------------------------------------------------------------------------------------------------------
C&M Co. Ltd., 8.1%, 2016 (a)                                                             $   859,000         $      849,239
---------------------------------------------------------------------------------------------------------------------------
Sun Sage B.V., 8.25%, 2009 (a)                                                               558,000                576,135
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    1,425,374
---------------------------------------------------------------------------------------------------------------------------
TURKEY- 5.8%
---------------------------------------------------------------------------------------------------------------------------
DFS Funding Corp., FRN, 6.91%, 2010 (a)                                                  $   850,000         $      867,000
---------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 11.5%, 2012                                                              565,000                704,838
---------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 7.25%, 2015                                                            5,790,000              6,007,125
---------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 7%, 2020                                                               1,235,000              1,242,719
---------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 7.375%, 2025                                                           1,501,000              1,534,773
---------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 8%, 2034                                                               1,580,000              1,690,600
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   12,047,055
---------------------------------------------------------------------------------------------------------------------------
THAILAND- 0.3%
---------------------------------------------------------------------------------------------------------------------------
Advance Agro Public Co. Ltd., 11%, 2012 (a)                                              $   592,000         $      614,200
---------------------------------------------------------------------------------------------------------------------------
TUNISIA- 0.6%
---------------------------------------------------------------------------------------------------------------------------
Banque Centrale de Tunisie, 7.375%, 2012                                                 $ 1,221,000         $    1,297,313
---------------------------------------------------------------------------------------------------------------------------
URUGUAY- 3.1%
---------------------------------------------------------------------------------------------------------------------------
Banco de La Republica Oriental del Uruguay, 10.5%, 2006                               UYU 13,277,694         $      574,662
---------------------------------------------------------------------------------------------------------------------------
Republic of Uruguay, 9.25%, 2017                                                         $ 2,676,000              3,067,365
---------------------------------------------------------------------------------------------------------------------------
Republic of Uruguay, 8%, 2022                                                                747,000                771,278
---------------------------------------------------------------------------------------------------------------------------
Republica Oriental del Uruguay, 7.625%, 2036                                               2,012,000              1,981,820
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    6,395,125
---------------------------------------------------------------------------------------------------------------------------
VENEZUELA- 5.4%
---------------------------------------------------------------------------------------------------------------------------
Republic of Venezuela, 8.5%, 2014                                                        $ 6,600,000         $    7,392,000
---------------------------------------------------------------------------------------------------------------------------
Republic of Venezuela, 7%, 2018                                                            2,882,000              2,896,410
---------------------------------------------------------------------------------------------------------------------------
Republic of Venezuela, 9.375%, 2034                                                          674,000                854,969
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   11,143,379
---------------------------------------------------------------------------------------------------------------------------
VIETNAM- 1.0%
---------------------------------------------------------------------------------------------------------------------------
Republic of Vietnam, 6.875%, 2016                                                        $ 1,616,000         $    1,663,911
---------------------------------------------------------------------------------------------------------------------------
Republic of Vietnam, FRN, 5.875%, 2016                                                       341,739                336,852
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    2,000,763
---------------------------------------------------------------------------------------------------------------------------
Total Foreign Bonds                                                                                          $  188,107,709
---------------------------------------------------------------------------------------------------------------------------
U.S. BONDS- 0.7%
---------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS- 0.3%
---------------------------------------------------------------------------------------------------------------------------
Digicel Ltd., 9.25%, 2012 (a)                                                            $   685,000         $      724,388
---------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER- 0.4%
---------------------------------------------------------------------------------------------------------------------------
Mirant Trinidad Investments LLC, 7.017%, 2016 (a)                                        $   809,000         $      779,188
---------------------------------------------------------------------------------------------------------------------------
Total U.S. Bonds                                                                                             $    1,503,576
---------------------------------------------------------------------------------------------------------------------------
    TOTAL BONDS                                                                                              $  189,611,285
---------------------------------------------------------------------------------------------------------------------------
WARRANTS - 0.7%                                      STRIKE PRICE    FIRST EXERCISE
---------------------------------------------------------------------------------------------------------------------------
VENEZUELA- 0.7%
---------------------------------------------------------------------------------------------------------------------------
Republic of Venezuela, Oil-Indexed Payment
Obligation, expires 2020                                  N/A              N/A                41,645         $    1,536,909
---------------------------------------------------------------------------------------------------------------------------
                                                                                          PAR AMOUNT
ISSUER/EXPIRATION/STRIKE PRICE                                                           OF CONTRACTS           VALUE ($)
---------------------------------------------------------------------------------------------------------------------------
CALL OPTIONS PURCHASED - 0.0%
---------------------------------------------------------------------------------------------------------------------------
MXN currency - May 2006 @ $0.08965                                                    MXN 22,309,000         $       21,104
---------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 7.9%
---------------------------------------------------------------------------------------------------------------------------
Federal Agricultural Mortgage Corp., 4.73%, due 5/01/06(y)                               $16,280,000         $   16,280,000
---------------------------------------------------------------------------------------------------------------------------
    TOTAL INVESTMENTS (k)                                                                                    $  207,449,298
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (0.3)%                                                                            (685,986)
---------------------------------------------------------------------------------------------------------------------------
    NET ASSETS - 100.0%                                                                                      $  206,763,312
---------------------------------------------------------------------------------------------------------------------------

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $33,769,767, representing 16.3% of net assets.
(i) Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of April 30, 2006, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $156,526,567 and 75.45% of market value, of which 74.68% of market value was provided by an independent pricing service using an evaluated bid.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:

CLN        Credit Linked Notes
FRN        Floating Rate Note. The interest rate is the rate in effect as of period end.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

             ARS Argentine Peso
             BRL Brazilian Real
             CNY Chinese Yuan Renminbi COP
             Columbian Peso EUR Euro
             MXN Mexican Peso RUB New Russian
             Ruble TRY Turkish Lira UYU
             Uruguayan Peso

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS EMERGING MARKETS DEBT FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 04/30/2006

(1) PORTFOLIO SECURITIES
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                  $205,473,110
                                                                ============
Gross unrealized appreciation                                   $  3,651,644
Gross unrealized depreciation                                     (1,675,456)
                                                                ------------
      Net unrealized appreciation (depreciation)                $  1,976,188
                                                                ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Sales and Purchases in the table below are reported by currency.


                                                                                               NET UNREALIZED
                     CONTRACTS TO                                                CONTRACTS      APPRECIATION
                   DELIVER/RECEIVE      SETTLEMENT DATE      IN EXCHANGE FOR     AT VALUE      (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------
SALES
BRL                     3,655,595       5/30/06-3/15/07        $1,643,213       $1,679,149        $(35,936)
EUR                       330,000           6/13/06               402,013          417,482         (15,469)
MXN                    36,061,557       5/9/06-5/11/06          3,247,342        3,258,188         (10,846)
RUB                    26,328,135           6/15/06               961,583          966,969          (5,386)
                                                               ----------       ----------        --------
                                                               $6,254,151       $6,321,788        $(67,637)
                                                               ==========       ==========        ========
Purchases
CNY                    24,324,360       6/6/06-6/21/06         $3,056,555       $3,056,060        $   (495)
COP                 2,358,178,027           5/25/06             1,009,926          991,211         (18,715)
EUR                       330,000           6/13/06               410,345          417,482           7,137
MXN                    34,216,091       5/9/06-5/11/06          3,096,314        3,091,525          (4,789)
RUB                    26,328,135           6/15/06               942,647          966,969          24,322
TRY                     1,354,315           5/25/06             1,015,000        1,018,162           3,162
                                                               ----------       ----------        --------
                                                               $9,530,787       $9,541,409        $ 10,622
                                                               ==========       ==========        ========

At April 30, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

(3) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of April 30, 2006, are as follows:

-------------------------
Brazil              14.8%
-------------------------
Russia              13.7%
-------------------------
Mexico              12.3%
-------------------------
United States        7.3%
-------------------------
Argentina            6.1%
-------------------------
Turkey               5.9%
-------------------------
Phillipines          5.9%
-------------------------
Venezuela            5.5%
-------------------------
Colombia             3.3%
-------------------------
Others              25.2%
-------------------------

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST X
            -------------------------------------------------------------------

By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: June 23, 2006
      -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: June 23, 2006
      -------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 23, 2006
      -------------

* Print name and title of each signing officer under his or her signature.